The tables below summarize the Group’s financial liabilities into groups based on their contractual maturities: (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
[custom:DerivativeFinancialInstruments-0]		$ 80	$ 101,318
[custom:InstrumentsEligibleAsCapital-0]		15,492	12,056
[custom:RepurchaseAgreements-0]			3,046
[custom:TimeDeposit2-0]			1,119,682
[custom:OtherDeposits-0]			509
[custom:BorrowingsAndFinancing-0]		97,454	147,243
[custom:SecuritizedBorrowings-0]		79,742	10,011
[custom:OtherDerivativeFinancialLiabilities-0]			14,809,093
[custom:ReverseRepurchaseAgreementsAndCashCollateralOnSecuritiesBorrowedNew-0]			2,171,585
M X N [Member]
IfrsStatementLineItems [Line Items]
Effect of exchange rate changes on cash and cash equivalents		$ 1
Not later than one month [member]
IfrsStatementLineItems [Line Items]
[custom:DerivativeFinancialInstruments-0]			83,155
[custom:InstrumentsEligibleAsCapital-0]			(0)
[custom:RepurchaseAgreements-0]			3,046
[custom:DepositsInElectronicMoney-0]			1,887,945
[custom:BankReceiptOfDepositsRDB-0]			7,296,337
[custom:BankReceiptOfDepositsRDBV-0]			31,557
[custom:TimeDeposit2-0]			(0)
[custom:OtherDeposits-0]			509
[custom:PayablesToCreditCardNetwork1-0]			2,518,437
[custom:BorrowingsAndFinancing-0]			1,686
[custom:SecuritizedBorrowings-0]			(0)
[custom:OtherDerivativeFinancialLiabilities-0]			11,822,672
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
[custom:DerivativeFinancialInstruments-0]			4,035
[custom:InstrumentsEligibleAsCapital-0]			(0)
[custom:RepurchaseAgreements-0]			(0)
[custom:DepositsInElectronicMoney-0]			(0)
[custom:BankReceiptOfDepositsRDB-0]			78,035
[custom:BankReceiptOfDepositsRDBV-0]			(0)
[custom:TimeDeposit2-0]			(0)
[custom:OtherDeposits-0]			(0)
[custom:PayablesToCreditCardNetwork1-0]			1,205,765
[custom:BorrowingsAndFinancing-0]			9,738
[custom:SecuritizedBorrowings-0]			10,089
[custom:OtherDerivativeFinancialLiabilities-0]			1,307,662
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
[custom:DerivativeFinancialInstruments-0]			68
[custom:InstrumentsEligibleAsCapital-0]			(0)
[custom:RepurchaseAgreements-0]			(0)
[custom:DepositsInElectronicMoney-0]			(0)
[custom:BankReceiptOfDepositsRDB-0]			439,561
[custom:BankReceiptOfDepositsRDBV-0]			(0)
[custom:TimeDeposit2-0]			20,429
[custom:OtherDeposits-0]			(0)
[custom:PayablesToCreditCardNetwork1-0]			1,155,762
[custom:BorrowingsAndFinancing-0]			43,090
[custom:SecuritizedBorrowings-0]			(0)
[custom:OtherDerivativeFinancialLiabilities-0]			1,658,910
Later than one year [member]
IfrsStatementLineItems [Line Items]
[custom:DerivativeFinancialInstruments-0]			400
[custom:InstrumentsEligibleAsCapital-0]			44,666
[custom:RepurchaseAgreements-0]			(0)
[custom:DepositsInElectronicMoney-0]			(0)
[custom:BankReceiptOfDepositsRDB-0]			47,571
[custom:BankReceiptOfDepositsRDBV-0]
[custom:TimeDeposit2-0]			(0)
[custom:OtherDeposits-0]			(0)
[custom:PayablesToCreditCardNetwork1-0]			2,196
[custom:BorrowingsAndFinancing-0]			107,029
[custom:SecuritizedBorrowings-0]			(0)
[custom:OtherDerivativeFinancialLiabilities-0]			201,862
Carrying Amount One [Member]
IfrsStatementLineItems [Line Items]
[custom:DerivativeFinancialInstruments-0]			87,278
[custom:InstrumentsEligibleAsCapital-0]			12,056
[custom:RepurchaseAgreements-0]			3,046
[custom:DepositsInElectronicMoney-0]			1,887,945
[custom:BankReceiptOfDepositsRDB-0]			7,728,108
[custom:BankReceiptOfDepositsRDBV-0]			31,557
[custom:TimeDeposit2-0]			19,181
[custom:OtherDeposits-0]			509
[custom:PayablesToCreditCardNetwork1-0]			4,882,159
[custom:BorrowingsAndFinancing-0]			147,243
[custom:SecuritizedBorrowings-0]			10,011
Gross Nominal Outflow [Member]
IfrsStatementLineItems [Line Items]
[custom:DerivativeFinancialInstruments-0]	[1]		87,658
[custom:InstrumentsEligibleAsCapital-0]	[1]		44,666
[custom:RepurchaseAgreements-0]	[1]		3,046
[custom:DepositsInElectronicMoney-0]	[1]		1,887,945
[custom:BankReceiptOfDepositsRDB-0]	[1]		7,861,504
[custom:BankReceiptOfDepositsRDBV-0]	[1]		31,557
[custom:TimeDeposit2-0]	[1]		20,429
[custom:OtherDeposits-0]	[1]		509
[custom:PayablesToCreditCardNetwork1-0]	[1]		4,882,160
[custom:BorrowingsAndFinancing-0]	[1]		161,543
[custom:SecuritizedBorrowings-0]	[1]		10,089
[custom:OtherDerivativeFinancialLiabilities-0]			$ 14,991,106

[1]	The gross nominal outflow was projected considering the exchange rate of Brazilian reais and Mexican pesos to US$ as of December 31, 2021 (R$5.5758 and MXN20.5294 per US$1) and the projected Brazilian CDI, obtained in B3’s website, for the deposits.